Earnings Per Share - Summary of Allocation of Earnings-2015 and 2014 (Detail) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Earnings per share [line items]
Net profit attributable to RELX PLC and RELX NV shareholders	£ 1,659	£ 1,161	£ 1,008
RELX PLC [member]
Earnings per share [line items]
Allocation of distributed earnings			294
Allocation of undistributed earnings			224
Net profit attributable to RELX PLC and RELX NV shareholders			518
RELX NV [member]
Earnings per share [line items]
Allocation of distributed earnings			291
Allocation of undistributed earnings			199
Net profit attributable to RELX PLC and RELX NV shareholders			£ 490